Capital Commitments and Contingencies - Additional Information (Details) - GBP (£)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Capital Commitments and Contingencies - Additional Information (Details) [Line Items]
Operating lease expense				£ 200,000	£ 200,000	£ 100,000
Cardiff University | Scenario Forecast
Capital Commitments [Line Items]
Payments for work performed by sub-licensee		£ 292,607	£ 292,607
Cardiff University | Renewing Significant Commitments
Capital Commitments [Line Items]
Research, collaboration and license agreement additional term	2 years
Cardiff Consultants
Capital Commitments [Line Items]
Milestone payments for sub-licensee				1,875,000
Cardiff ProTides
Capital Commitments [Line Items]
Milestone payments for sub-licensee				£ 4,500,000